Borrowings	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Borrowings

10. Borrowings

As of September 30, 2024 and 2025, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,
	2024	2025

Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,740	$5,658
Bank of Beijing Limited Hepingli Branch	-	843
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	712	702
Bank of China Limited Beijing Communication Technology Development Zone Branch	712	702
Industrial and Commercial Bank of China Limited Beijing Changan Branch	-	702
China CITIC Bank Co., Ltd. Beijing Branch	784	380
Zhengzhou East Branch of China Construction Bank Co., Ltd	35	34
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd.	148	-
Total	$8,131	$9,021

As of September 30, 2025, the bank borrowings were primarily obtained from seven banks with interest rates ranging from 2.450% to 8.000% per annum.

The interest expenses were US$485, US$499 and US$538 for the years ended September 30, 2023, 2024 and 2025, respectively. The weighted average interest rates of short-term loans outstanding were 7.34% and 6.02% per annum as of September 30, 2024 and 2025, respectively.

The Company’s controlling shareholder, Dr. Houqi Zhang, provided his personal guarantees, a real estate mortgage guarantee, and a pledge guarantee on his 8% equity in Beijing Qichuang Zhongteng Investment Management Center (Limited Partnership) for certain bank loans in the amount of US$5,740 and US$5,658 from Beijing Zhongguancun Bank Co., Ltd. as of September 30, 2024 and 2025, respectively. Autozi China provided a pledge guarantee on all of its independently owned intellectual property rights for certain bank loans in the amount of US$3,135 and US$3,060 from Beijing Zhongguancun Bank Co., Ltd. as of September 30, 2024 and 2025, respectively.

Dr. Houqi Zhang also provided his personal guarantees for certain bank loans of US$148 and nil from Nantuo branch of Changsha Rural Commercial Bank Co., Ltd. as of September 30, 2024 and 2025, respectively.

Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided their personal guarantees for certain bank loans in the amount of US$784 and US$380 from China CITIC Bank Co., Ltd. as of September 30, 2024 and 2025, respectively.

Beijing Capital Co., Ltd, a third party, provided guarantees for certain bank loans in the amount of US$570 and US$562, representing 80% of the principal amount, from Industrial and Commercial Bank of China as of September 30, 2024 and 2025, respectively, and charged the Group with certain amount of guarantee service fees based on the loan amount. Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided a counter-guarantee for it.

Beijing Guohua Culture and Technology Financing Guarantee Co., Ltd, a third party, provided guarantees and Autozi China provided a count-guarantee for certain bank loans in the amount of US$712 and US$702 from Bank of China as of September 30, 2024 and 2025, respectively.

As of September 30, 2025, the maturity of loans from Beijing Zhongguancun Bank Co., Ltd. were from November 2025 to February 2026, the maturity of loan from Industrial and Commercial Bank of China were from April 2026 to July 2026, the maturity of loan from Bank of China were April 2026, the maturity of loan from Bank of Beijing were December 2025.

In November 2024 and August 2025, the Company repaid and reborrowed US$3.1 million and US$2.6 million from Beijing Zhongguancun Bank Co., Ltd. and the maturity date of the reborrowed bank loan is November 2025 and February 2026, respectively. In November 2025, the Company newly borrowed US$ 0.3M from Bank of China and the maturity date of this loan is November 2026. Meanwhile, in November 2025, the Company repaid and reborrowed US$3.1 million from Beijing Zhongguancun Bank Co., Ltd. and the maturity date of the reborrowed bank loan is November 2026. In December 2025, the Company repaid and reborrowed US$0.8 million from Bank of Beijing and the maturity date of the reborrowed bank loan is December 2026.